Financial Risk Management Objectives and Policies (Details) - Schedule of contractual discounted cash flows - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual discounted cash flows [Line Items]
Trade and other payables	$ 748,980	$ 132,514
Lease liabilities	34,376	20,498
Total	748,980	153,012
Less than 6 months [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual discounted cash flows [Line Items]
Trade and other payables	748,980	132,514
Lease liabilities	34,376	20,498
Total	748,980	153,012
Total contractual cash flows [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual discounted cash flows [Line Items]
Trade and other payables	748,980	132,514
Lease liabilities	34,376	20,498
Total	748,980	153,012
6 - 12 months [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual discounted cash flows [Line Items]
Trade and other payables
Lease liabilities
Total
Between 1 and 2 years [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual discounted cash flows [Line Items]
Trade and other payables
Lease liabilities
Total
Between 2 and 5 years [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual discounted cash flows [Line Items]
Trade and other payables
Lease liabilities
Total
Over 5 years [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual discounted cash flows [Line Items]
Trade and other payables
Lease liabilities
Total